Business Segment Information (Detail) $ in Thousands	3 Months Ended								12 Months Ended
	Nov. 25, 2018 USD ($)	Aug. 26, 2018 USD ($)	May 27, 2018 USD ($)	Feb. 25, 2018 USD ($)	Nov. 26, 2017 USD ($)	Aug. 27, 2017 USD ($)	May 28, 2017 USD ($)	Feb. 26, 2017 USD ($)	Nov. 25, 2018 USD ($) Regional_Segments	Nov. 26, 2017 USD ($)	Nov. 27, 2016 USD ($)
Segment Reporting [Abstract]
Number of operating segments | Regional_Segments									3
Income before income taxes [Abstract]
Net revenues	$ 1,591,860	$ 1,394,153	$ 1,245,742	$ 1,343,685	$ 1,465,793	$ 1,268,391	$ 1,067,855	$ 1,101,991	$ 5,575,440	$ 4,904,030	$ 4,552,739
Total operating income	127,828	158,609	76,524	174,099	149,858	146,320	62,651	108,340	537,060	467,169	462,207
Interest expense	(9,637)	(15,697)	(14,465)	(15,497)	(16,298)	(14,476)	(17,895)	(19,934)	(55,296)	(68,603)	(73,170)
Loss on early extinguishment of debt					0	0	(22,793)	0	0	(22,793)	0
Other income (expense), net	17,214	(3,032)	13,653	(9,577)	5,421	(14,734)	(18,087)	408	18,258	(26,992)	18,223
Income before income taxes	135,405	$ 139,880	$ 75,712	$ 149,025	138,981	$ 117,110	$ 3,876	$ 88,814	500,022	348,781	407,260
Share-based compensation expense									89,800	57,100	20,300
Total depreciation and amortization expense									120,205	117,387	103,878
Trade receivables, net	534,164				485,485				534,164	485,485
Inventories	883,773				759,396				883,773	759,396
All other assets	2,124,723				2,112,957				2,124,723	2,112,957
Total assets	3,542,660				3,357,838				3,542,660	3,357,838
Total net deferred tax assets	397,791				537,923				397,791	537,923	523,101
Long-Lived Assets	490,472				454,316				490,472	454,316	419,690
United States
Income before income taxes [Abstract]
Net revenues									2,546,907	2,347,860	2,302,668
Total net deferred tax assets	313,644				450,270				313,644	450,270	444,295
Long-Lived Assets	335,705				312,656				335,705	312,656	311,358
Foreign countries
Income before income taxes [Abstract]
Net revenues									3,028,533	2,556,170	2,250,071
Total net deferred tax assets	84,147				87,653				84,147	87,653	78,806
Long-Lived Assets	154,767				141,660				154,767	141,660	108,332
Restatement Adjustment [Member]
Income before income taxes [Abstract]
Share-based compensation expense										8,300
Operating Segments [Member]
Income before income taxes [Abstract]
Total operating income									930,856	806,229	743,493
Corporate, Non-Segment [Member]
Income before income taxes [Abstract]
Total operating income									393,796	339,060	281,286
Restructuring-related charges									0	0	7,195
Other corporate staff costs and expenses									393,796	339,060	274,091
Total depreciation and amortization expense									43,319	52,270	52,772
Trade receivables, net	14,084				10,937				14,084	10,937
Inventories	78,750				76,002				78,750	76,002
All other assets	2,124,723				2,112,957				2,124,723	2,112,957
Americas [Member]
Income before income taxes [Abstract]
Benefit from resolution of vendor dispute											7,000
Total depreciation and amortization expense									43,478	37,802	30,322
Trade receivables, net	362,825				322,712				362,825	322,712
Inventories	468,258				402,151				468,258	402,151
All other assets	0				0				0	0
Americas [Member] | Operating Segments [Member]
Income before income taxes [Abstract]
Net revenues									3,042,664	2,774,050	2,683,008
Total operating income									551,380	529,310	507,802
Europe [Member]
Income before income taxes [Abstract]
Gain on disposal of assets											6,100
Total depreciation and amortization expense									22,658	17,479	12,574
Trade receivables, net	102,989				99,807				102,989	99,807
Inventories	188,430				162,391				188,430	162,391
All other assets	0				0				0	0
Europe [Member] | Operating Segments [Member]
Income before income taxes [Abstract]
Net revenues									1,646,236	1,312,276	1,091,362
Total operating income									292,903	198,662	154,829
Asia Pacific [Member]
Income before income taxes [Abstract]
Total depreciation and amortization expense									10,750	9,836	8,210
Trade receivables, net	54,266				52,029				54,266	52,029
Inventories	148,335				118,852				148,335	118,852
All other assets	$ 0				$ 0				0	0
Asia Pacific [Member] | Operating Segments [Member]
Income before income taxes [Abstract]
Net revenues									886,540	817,704	778,369
Total operating income									$ 86,573	$ 78,257	$ 80,862